Risk Report - Credit Risk Exposure - Credit Quality of Financial Instruments neither Past Due nor Impaired (Tables)	12 Months Ended
Dec. 31, 2017
Credit Quality of Assets neither past due nor impaired
Credit Quality of Financial Instruments neither Past Due nor Impaired [text block table]

Credit Quality of Financial Instruments neither Past Due nor Impaired

	Dec 31, 2017
in € m.[1]	iAAA–iAA	iA	iBBB	iBB	iB	iCCC and below	Total
Cash and central bank balances	219,690	3,717	1,453	597	80	118	225,655
Interbank balances (w/o central banks)	3,921	2,743	1,450	808	23	320	9,265
Central bank funds sold and securities purchased under resale agreements	2,666	2,851	716	3,018	630	89	9,971
Securities borrowed	13,326	2,379	495	499	10	22	16,732
Financial assets at fair value through profit or loss[2]	251,554	193,193	50,326	41,347	10,004	3,888	550,313
Trading assets	49,305	12,186	11,833	16,496	6,684	2,226	98,730
Positive market values from derivative financial instruments	151,693	167,014	25,442	13,333	2,472	1,078	361,032
Financial assets designated at fair value through profit or loss	50,557	13,993	13,051	11,518	848	585	90,551
thereof:
Securities purchased under resale agreement	25,389	11,498	9,662	10,367	324	603	57,843
Securities borrowed	18,309	1,277	644	24	0	0	20,254
Financial assets available for sale[2]	36,235	6,658	2,592	399	57	130	46,071
Loans[3]	40,765	54,383	126,071	117,807	43,872	12,236	395,132
thereof: IAS 39 reclassified loans	20	0	36	283	141	108	588
Securities held to maturity	3,170	0	0	0	0	0	3,170
Other assets subject to credit risk	16,705	25,909	8,128	14,704	754	700	66,900
Financial guarantees and other credit related contingent liabilities[4]	5,108	13,899	16,165	7,882	3,434	1,723	48,212
Irrevocable lending commitments and other credit related commitments[4]	18,643	44,388	51,021	25,652	15,286	3,264	158,253
Total	611,783	350,120	258,417	212,713	74,152	22,489	1,529,674

[1] All amounts at carrying value unless otherwise indicated.

[2]Excludes equities, other equity interests and commodities.

[3] Gross loans less deferred expense/unearned income before deductions of allowance for loan losses.

[4]Figures are reflected at notional amounts.

	Dec 31, 2016
in € m.[1]	iAAA–iAA	iA	iBBB	iBB	iB	iCCC and below	Total
Cash and central bank balances	174,978	4,241	1,778	238	81	47	181,364
Interbank balances (w/o central banks)	5,546	3,452	1,612	689	112	195	11,606
Central bank funds sold and securities purchased under resale agreements	3,542	7,734	1,028	2,624	1,338	22	16,287
Securities borrowed	16,036	2,882	802	343	18	0	20,081
Financial assets at fair value through profit or loss[2]	277,645	258,627	61,162	52,904	11,183	5,889	667,411
Trading assets	46,398	10,956	12,024	17,729	5,833	2,471	95,410
Positive market values from derivative financial instruments	188,037	234,491	38,113	19,138	3,297	2,073	485,150
Financial assets designated at fair value through profit or loss	43,211	13,180	11,024	16,037	2,053	1,344	86,850
thereof:
Securities purchased under resale agreement	13,622	10,684	7,401	13,667	1,165	866	47,404
Securities borrowed	18,697	1,498	937	4	0	0	21,136
Financial assets available for sale[2]	42,808	6,616	2,106	577	72	254	52,433
Loans[3]	44,116	52,421	127,682	121,213	42,941	14,273	402,645
thereof: IAS 39 reclassified loans	54	28	341	26	68	87	604
Securities held to maturity	3,206	0	0	0	0	0	3,206
Other assets subject to credit risk	26,594	25,791	9,656	13,091	630	273	76,036
Financial guarantees and other credit related contingent liabilities[4]	5,699	13,712	16,753	9,663	4,477	2,038	52,341
Irrevocable lending commitments and other credit related commitments[4]	21,479	45,635	47,480	29,274	18,173	4,022	166,063
Total	621,650	421,112	270,058	230,615	79,025	27,013	1,649,473

[1] All amounts at carrying value unless otherwise indicated.

[2]Excludes equities, other equity interests and commodities.

[3] Gross loans less deferred expense/unearned income before deductions of allowance for loan losses.

[4]Figures are reflected at notional amounts.